COMMON STOCK AND STOCK INCENTIVE PLANS (Stock-Based Compensation - Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Market value of shares as reported by NASDAQ ((in dollars per share)	$ 2.48
Unrecognized compensation cost related to unvested stock options and restricted stock and restricted stock units
Unrecognized compensation cost	$ 1,900	$ 3,100
Expected weighted-average period of unrecognized cost	1 year 10 months 28 days	2 years 5 months 23 days
Employee and Directors Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual life of options exercisable	1 year 11 months 9 days
Weighted average remaining contractual life of options expected to vest	3 years 26 days